Loan ID	FK Loan ID	Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
2	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Resolved- - Due Diligence Vendor-01/18/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-01/18/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/18/2024 Ready for Review-Document Uploaded. 1/18/24 Providing fraud report. XX - Buyer-01/18/2024 Open-Missing Third Party Fraud Report - Due Diligence Vendor-12/22/2023		Resolved- - Due Diligence Vendor-01/18/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_ Fraud Report.pdf XXXXXXXXXX_ Fraud Report.pdf			AZ	Primary Residence	Refinance	Cash Out - Other	1331038	N/A	N/A
4	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. 1/4/2024: Appeal. Please see attached ABA forms - No Affiliates. LL - Buyer-01/04/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023		Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_ABA.pdf XXXXXXXXXX_ABA.pdf			LA	Primary Residence	Purchase	NA	1333527	N/A	N/A
5	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/03/2024		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				VA	Primary Residence	Purchase	NA	1351481	Investor Post-Close	No
5	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-Document Uploaded. Privacy policy provided but unable to accept privacy policy in lieu of AFBA due to RESPA definition of affiliate. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-01/08/2024 Appeal: Please see page 2 of the attached document, provided to the borrower, which validates the correspondent does not have any affiliates. XX - Buyer-01/08/2024
Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/03/2024
														Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_Affiliates.pdf			VA	Primary Residence	Purchase	NA	1334098	Investor Post-Close	No
6	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/28/2023		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				TX	Primary Residence	Purchase	NA	1332326	Investor Post-Close	No
7	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Acknowledged-This finding is non-material and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024 Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-12/26/2023		Acknowledged-This finding is non-material and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024				VA	Investment	Refinance	Cash Out - Home Improvement/Reno	1335044	Investor Post-Close	No
8	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. Appeal - See Post Close Valuation supporting purchase price used as value. - XX - Buyer-01/03/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/29/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_NO_REO_NUMBER.pdf XXXXXXXXXX_AVM.pdf			TX	Primary Residence	Purchase	NA	1330723	N/A	N/A
8	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-XXX RA Only - Value grade equals XXX, secondary product within tolerance. This finding is non-material and will be rated XXX for XXX. All other agencies will be rated as XXX. - Due Diligence Vendor-01/08/2024		Acknowledged-XXX RA Only - Value grade equals XXX, secondary product within tolerance. This finding is non-material and will be rated a XXX for XXX. All other agencies will be rated as XXX. - Due Diligence Vendor-01/08/2024				TX	Primary Residence	Purchase	NA	1359860	Investor Post-Close	No
9	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved-A valid secondary valuation supporting the origination appraisal value was provided.  Condition Resolved. - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/10/2024
Ready for Review-Appeal – See the Post Close Valuation. - SO - Buyer-01/10/2024
Counter-Document Uploaded. Drive Report is not acceptable secondary valuation product to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal – See the Drive report dated XX/XX/XXXX Market Median XXX,XXX.XX, supports value at origination. – XX - Buyer-01/08/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/04/2024
														Resolved-A valid secondary valuation supporting the origination appraisal value was provided. Condition Resolved. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_AVM.pdf			NY	Primary Residence	Refinance	Cash Out - Other	1342306	N/A	N/A
10	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/02/2024 Open-OFAC Check Not Completed and/or Cleared OFAC Check Not Completed. - Due Diligence Vendor-12/26/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-01/02/2024				NY	Investment	Refinance	Cash Out - Debt Consolidation	1334108	N/A	N/A
10	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024 Ready for Review-Document Uploaded. Appeal - Buyer-12/29/2023 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-12/29/2023		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/08/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/08/2024	XXXXXXXXXX_AVM.pdf XXXXXXXXXX_CDA.pdf			NY	Investment	Refinance	Cash Out - Debt Consolidation	1334316	N/A	N/A
11	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/05/2024 Ready for Review-Document Uploaded. 1/4/24 Appeal: Please see the uploaded CDA, dated XX/XX/XXXX, with a value of $XXX,XXX.XX, providing variance of 0% relative to the appraised value of $XXX,XXX.XX. XX - Buyer-01/04/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/02/2024		Resolved- - Due Diligence Vendor-01/09/2024 Resolved-Document Uploaded. - Due Diligence Vendor-01/05/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/05/2024	XXXXXXXXXX_CDA.pdf XXXXXXXXXX_CDA.pdf			NY	Primary Residence	Refinance	Cash Out - Other	1342487	N/A	N/A
12	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. 1/8/24: Appeal. Borrower is in full retirement age as reflected on the 1003. This supports existing receipts of social security income. Bank statements documents receipts of social security income as required per condition # FEI019 LP AUS approval. Please see attached documentation. XX - Buyer-01/08/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing proof of Borrower's Social Security income.  - Due Diligence Vendor-01/03/2024
														Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_ SS income docs.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1349969	N/A	N/A
12	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Missing Doc	Missing Proof of Other Income - Pension, Retirement, Disability (Borrower)
Resolved-Document Uploaded.  - Due Diligence Vendor-01/09/2024
Resolved-Two months bank statements provided to verify social security income as required by guidelines. Condition cleared. - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. 1/8/24: Appeal. Borrower is in full retirement age as reflected on the 1003. This supports existing receipts of social security income. Bank statements documents receipts of social security income as required per condition # FEI019 LP AUS approval. Please see attached documentation. XX - Buyer-01/08/2024
Open-There is no verification of the other income used to qualify.   There should be an award letter/pension letter or current 1099 for Borrower1's other retirement, pension, disability type of income in file. - Due Diligence Vendor-12/29/2023
														Resolved-Document Uploaded. - Due Diligence Vendor-01/09/2024 Resolved-Two months bank statements provided to verify social security income as required by guidelines. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_ SS income docs.pdf XXXXXXXXXX_ SS income docs.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1343890	N/A	N/A
14	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Resolved-Initial LE provided to meet timing requirement. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. 1-9-24 APPEAL, Providing Loan Estimate. /XX - Buyer-01/09/2024 Open-Loan Estimate disclosure is missing or incomplete. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Initial LE provided to meet timing requirement. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_LE.pdf XXXXXXXXXX_LE.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1354133	N/A	N/A
14	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Initial CD provided to meet timing requirement. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. 1-9-24 APPEAL, Providing the Initial Closing Disclosure. /XX - Buyer-01/09/2024 Open-The initial closing disclosure(s) are missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-01/04/2024		Resolved-Initial CD provided to meet timing requirement. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_Initial CD.pdf XXXXXXXXXX_Initial CD.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1354074	N/A	N/A
14	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Privacy Notice Required - Missing or Incomplete	Resolved-Evidence privacy notice provided to borrower. Condition cleared. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. 1-9-24 APPEAL, Providing Privacy Notice Disclosure. /XX - Buyer-01/09/2024 Open-Privacy Notice Required - Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-12/29/2023		Resolved-Evidence privacy notice provided to borrower. Condition cleared. - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_Privacy Disclosure.pdf XXXXXXXXXX_Privacy Disclosure.pdf			TX	Primary Residence	Refinance	Cash Out - Other	1342468	N/A	N/A
17	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Employment validation/verification standards do not meet requirements	Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. 1-8-24 - Appeal: the borrower provided 2 mos recent year Tax Returns, also see attached copy of the Drive Report completed within 10 days of closing on XX/XX/XXXX showing Self Employment is current at the time of closing (see highlighted section on page2)…XX - Buyer-01/08/2024 Open-ATR Risk - Employment validation/verification standards do not meet requirements - Due Diligence Vendor-01/04/2024		Resolved-ATR Risk - Employment validation/verification standards meet requirements - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_DRIVE Report.pdf			IL	Primary Residence	Purchase	NA	1353497	N/A	N/A
17	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Lender credit had already been applied, but borrower's outside attorney of $XXX excluded from fees. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024
Resolved-Resolved - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/09/2024
Ready for Review-Document Uploaded. 1-8-24 - Appeal: see attached system generated document showing allocation of fees.. Several prepaid were credited in the amount of $XXX therefore finance are in compliance…XX
 - Buyer-01/08/2024
Open-The disclosed finance charge ($XXX) is ($XXX) below the actual finance charge($XXX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)  Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. - Due Diligence Vendor-12/28/2023
														Resolved-Lender credit had already been applied, but borrower's outside attorney of $XXX5 excluded from fees. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-01/10/2024 Resolved-Resolved - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_Discount Pts Credits.pdf XXXXXXXXXX_Discount Pts Credits.pdf			IL	Primary Residence	Purchase	NA	1339981	N/A	N/A
17	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/09/2024 Ready for Review-Document Uploaded. 1-8-24 - Appeal: the borrower provided 2 mos recent year Tax Returns, also see attached copy of the Drive Report completed within 10 days of closing on XX/XX/XXXX showing Self Employment is current at the time of closing (see highlighted section on page2)…eg - Buyer-01/08/2024 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-12/28/2023		Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided - Due Diligence Vendor-01/09/2024	XXXXXXXXXX_DRIVE Report.pdf XXXXXXXXXX_DRIVE Report.pdf			IL	Primary Residence	Purchase	NA	1339780	N/A	N/A
17	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. - Due Diligence Vendor-01/04/2024				IL	Primary Residence	Purchase	NA	1354753	Investor Post-Close	No
19	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/17/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/17/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/17/2024
Ready for Review-Appeal – See the Post Close Valuation. – SO  - Buyer-01/16/2024
Counter-Document Uploaded. LoanSafe Fraud Manager Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal – See the Drive Report dated XX/XX/XXXX on page 7-11 in support of the value X,XXX,XXX.XX at origination as of XX/XX/XXXX, within range Median 1,269,899 to High 5,600,000. - XX - Buyer-01/04/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/02/2024
														Resolved- - Due Diligence Vendor-01/17/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/17/2024	XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_CDA.pdf			NY	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1337037	N/A	N/A
20	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1
Resolved- - Due Diligence Vendor-01/10/2024
Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/10/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/10/2024
Ready for Review-Appeal - Please see the attached CU score returned of 1. - XX - Buyer-01/09/2024
Counter-Document Uploaded. Drive Report is not acceptable secondary valuation to satisfy rating agency requirement. Condition remains. - Due Diligence Vendor-01/08/2024
Ready for Review-Document Uploaded. Appeal – See the Drive report dated XX/XX/XXXX Market High XXX,XXX.XX supports value at origination. – XX - Buyer-01/08/2024
Open-A valid secondary valuation supporting the origination appraisal value is not present.   - Due Diligence Vendor-01/02/2024
														Resolved- - Due Diligence Vendor-01/10/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-01/10/2024	XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_Drive Report.pdf XXXXXXXXXX_CU Score.pdf			TX	Investment	Refinance	Cash Out - Other	1340028	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date (Investment Property Warning)
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363643	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Received At Least Four Business Days Before Consummation
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved-Resolved - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to consummation date of  (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved-Resolved - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363642	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date (Investment Property Warnings)
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved-Resolved - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved-Resolved - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363641	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Received At Least Four Business Days Before Consummation (Investment Property Warning)
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved-Resolved - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-A revised Loan Estimate was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive a revised Loan Estimate not later than four business days prior to the consummation date of (XX/XX/XXXX). Since the revised Loan Estimate was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. As a result, the revised Loan Estimate is not deemed to have been received at least four business days before consummation, which is (XX/XX/XXXX). (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved-Resolved - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363640	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved-Resolved - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved-Resolved - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363639	N/A	N/A
29	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date
Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved-Resolved - Due Diligence Vendor-01/22/2024
Ready for Review-1/19/24 - Appeal – Per loan file the subject transaction is a Home Equity Loan per final CD, this is an investment property and not subject to TRID. – XX - Buyer-01/19/2024
Open-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Loan qualifies as business purpose transaction. Not subject to cited regulation and no violation. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved-Resolved - Due Diligence Vendor-01/22/2024				IL	Investment	Refinance	Cash Out - Other	1363638	N/A	N/A
33	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Disclosure	Taxpayer Consent Form Missing	Resolved-Tax Payer Consent form provided; condition resolved. - Due Diligence Vendor-01/25/2024 Ready for Review-Document Uploaded. 1/24/24 Providing taxpayer consent form. - Buyer-01/24/2024 Open-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. - Due Diligence Vendor-01/04/2024		Resolved-Tax Payer Consent form provided; condition resolved. - Due Diligence Vendor-01/25/2024	XXXXXXXXXX_ TaxPayer Consent Form.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1353657	N/A	N/A
33	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1.18.24 Appeal.  Please see attached LE/CD Change in Circumstance package showing the loan was locked in on XX/XX/XXXX with LE showing loan amount as $XXX,XXX.XX with discount points of $X,XXX.XX or X.XX%.  Subsequently, an increase in the loan amount to $XXX,XXX.XX with discount points of $X,XXX.XX or X.XX% was the change in circumstance as reflected in CD dated XX/XX/XXXX signed by the customers on XX/XX/XXXX which resulted in the change in the lender credit as reflected on final CD dated XX/XX/XXXX.  Please review and rescind. XX
 - Buyer-01/18/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($XXX.XX). The actual total fee amount shows a credit amount of ($XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $XXX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $XXX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/04/2024
														Resolved-Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_LE_CD CIC Pkg.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1353319	N/A	N/A
33	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-01/18/2024
Ready for Review-Document Uploaded. 1.18.24 Appeal.  Please see attached LE/CD Change in Circumstance package showing the loan was locked in on XX/XX/XXXX with LE showing loan amount as $XXX,XXX.XX with discount points of $X,XXX.XX or X.XX%.  Subsequently, an increase in the loan amount to $XXX,XXX.XX with discount points of $X,XXX.XX or X.XX% was the change in circumstance as reflected in CD dated XX/XX/XXXX signed by the customers on XX/XX/XXXX which resulted in the change in the lender credit as reflected on final CD dated XX/XX/XXXX.  Please review and rescind. XX
 - Buyer-01/18/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX.XX). The Last CD shows a total lender credit amount of ($XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $XXX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $XXX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/04/2024
														Resolved-Valid COC provided to support fee change. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-01/18/2024	XXXXXXXXXX_LE_CD CIC Pkg.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1353317	N/A	N/A
34	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/01/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached LE Required Date.  This is the date our system captures the six required items to complete a TRID application including the purchase property address. LE provided within three day window. - Buyer-02/01/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure.  This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/03/2024
														Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/01/2024	XXXXXXXXXX LE Required Date.pdf XXXXXXXXXX LE Required Date.pdf			WI	Primary Residence	Purchase	NA	1350788	N/A	N/A
36	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Counter-Lender appeal reviewed.  No additional seller concession to consider.  Lender used PPFC of $X,XXX.XX whereas Audit used PPFC of $X,XXX.XX based on detailed fees cited as included. No itemization of Lender used PPFC in file. Condition remains. - Due Diligence Vendor-01/27/2024
Ready for Review-1/25/24-Appeal: Combined form not used. The consumer's CD was issued with the best information available at the time.  Seller CD prepared by the settlement agent and provided to the borrower is contained in the file. XX - Buyer-01/25/2024
Counter-Allocation of Fees showing Section H charges paid by seller.  However, these fees were not included in initial testing. Total prepaid finance charges included in testing:  Processing Fee A02 = $X,XXX.XX. Project Processing Fee A03 = $XXX.XX, Tax Service Fee A04 = $XX.XX, Flood Life of Loan B04 = $X.XX, Title - Closing Fee C02 = $XXX.XX, Title - Wire, Courier, Storage Fees = $XXX.XX and Prepaid Interest F03 = $XX.XX. Condition remains. - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-01/24/2024
Ready for Review-Document Uploaded. 1/24/24 - Appeal: See attached system generated document from XX showing highlighted prepaid fees paid by the seller, $XXX in Processing fees, $XX in Wire/Courier fees and $XXX in Closing fees. Therefore finance charges overstated..XX
 - Buyer-01/24/2024
Counter-Document Uploaded.  - Due Diligence Vendor-01/23/2024
Counter-Lender rebuttal was reviewed. Audit findings remain the same. Fees included in the calculation data are as follows: Processing Fee, Tax Related Service Fee, Flood life of loan fee, Settlement or Closing Fee, Courier Fee and Prepaid Interest fee for a total of $X,XXX.XX. The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge ($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) Audit used Lender's index value of X.XXX%. Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded. 1/18/24 - Appeal: see attached copy of the Alta Settlement Stmt detailing how fees paid on this transaction…XX
 - Buyer-01/18/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) Audit used Lender's index value of X.XXX%.  Provide Letter of Explanation, Proof of Restitution, Disclose Correct Information, and Proof of Delivery to Borrower.  This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/08/2024
														Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024	XXXXXXXXXX_Alta Stmt detailing fees paid.pdf XXXXXXXXXX_Alta Stmt detailing fees paid.pdf XXXXXXXXXX_Allocation of Fees.pdf XXXXXXXXXX_Allocation of Fees.pdf XXXXXXXXXX_Allocation of Fees.pdf			FL	Second Home	Purchase	NA	1360165	Investor Post-Close	No
36	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Document Uploaded. Lender rebuttal was reviewed. Audit re-analyzed documentation and has determined that the 6 elements of information for the subject property were not disclosed until XX/XX/XXXX. This is based on the AUS and the Application Disclosure documents, as well as the Lock Agreements and various system screen shots, that all reflect a complete subject property address as of that date. Prior documentation did not include a complete property address, therefore did not meet the 6 elements of information requirements. Condition cleared.   - Due Diligence Vendor-01/23/2024
Ready for Review-Document Uploaded. 1/22/24 Appeal: The application effective date is XX/XX/XXXX instead of XX/XX/XXXX. Please see the included screenshot showing the property ID date did not occur until XX/XX/XXXX. Thus, the LE issue date of XX/XX/XXXX is within the required parameter. The LE Required date (boxed) is the date the six pieces of information are captured and the LE is required to be sent within 3 general business days.  XX - Buyer-01/22/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/08/2024
														Resolved-Document Uploaded. Lender rebuttal was reviewed. Audit re-analyzed documentation and has determined that the 6 elements of information for the subject property were not disclosed until XX/XX/XXXX. This is based on the AUS and the Application Disclosure documents, as well as the Lock Agreements and various system screen shots, that all reflect a complete subject property address as of that date. Prior documentation did not include a complete property address, therefore did not meet the 6 elements of information requirements. Condition cleared. - Due Diligence Vendor-01/23/2024	XXXXXXXXXX_LE Required Date - MX.pdf XXXXXXXXXX_LE Required Date - MX.pdf			FL	Second Home	Purchase	NA	1360169	N/A	N/A
37	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Disclosure	Taxpayer Consent Form Missing	Resolved-Taxpayer consent present on application disclosure. Condition cleared. - Due Diligence Vendor-01/20/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-01/19/2024 Ready for Review-Document Uploaded. 01-19-2024 Appeal. Tax Payer Consent was worked into the XXXX Application Disclosure towards the bottom. Please see attached. XX - Buyer-01/19/2024 Open-Post XX/XX/XXXX, the required Taxpayer Consent Form is missing from the file. Taxpayer Consent Form is missing from the file. - Due Diligence Vendor-01/03/2024		Resolved-Taxpayer consent present on application disclosure. Condition cleared. - Due Diligence Vendor-01/20/2024	XXXXXXXXXX Application Disc for Tax Payer.pdf XXXXXXXXXX Application Disc for Tax Payer.pdf			CA	Investment	Refinance	Rate and Term	1349335	N/A	N/A
48	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of Application Date provided; condition resolved. - Due Diligence Vendor-01/25/2024
Ready for Review-Document Uploaded. 1/22/24: Appeal. Please see attached screen print reflecting the date the borrower sent her intent to proceed which was on XX/XX/XXXX. Initial LE disclosure was sent on the same day, XX/XX/XXXX and i witin the 3 business days window. XX - Buyer-01/22/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-01/08/2024
														Resolved-Evidence of Application Date provided; condition resolved. - Due Diligence Vendor-01/25/2024	XXXXXXXXXX- Intent to Proceed.pdf			NY	Primary Residence	Purchase	NA	1359769	N/A	N/A
54	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Disclosure Date on or after Closing Disclosure Date	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Open-The Last Loan Estimate was provided on (XX/XX/XXXX) which is on or after (XX/XX/XXXX), the date on which the Initial Closing Disclosure was provided. Under Regulation Z, a creditor shall not provide a revised version of the Loan Estimate on or after the date on which a creditor provides the Closing Disclosure. (12 CFR 1026.19(e)(4)(ii)) This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/09/2024		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				NJ	Primary Residence	Purchase	NA	1361808	Investor Post-Close	No
54	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of RESPA 1003 date of XX/XX/XXXX provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-01/22/2024
Resolved- - Due Diligence Vendor-01/22/2024
Ready for Review-The application is deemed to be complete after receipt of all 6 pieces of required information. In this instance the property was not identified until XX/XX/XXXX which becomes the application date, and not XX/XX/XXXX. Therefore the Initial LE was issued within 3 days of application. Please see the 4 supporting docs for the property ID date placed in the FTP/Sent_Archive folder..   - Buyer-01/19/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))   The initial Loan Estimate is dated XX/XX/XXXX and the application date is XX/XX/XXXX. No Cure. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/09/2024
														Resolved-Evidence of RESPA 1003 date of XX/XX/XXXX provided. Initial LE provided within timing requirement. Condition cleared. - Due Diligence Vendor-01/22/2024 Resolved- - Due Diligence Vendor-01/22/2024				NJ	Primary Residence	Purchase	NA	1361811	N/A	N/A
54	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001261)
Resolved-Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees).  No additional cure provided. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. The Final CD reflects total lender credit of $X,XXX.XX which includes $X,XXX.XX plus a total of $XXX.XX in lender paid fees. CD placed in FTP/Archive folder. - Buyer-01/18/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits is ($X,XXX.XX). The actual total fee amount shows a credit amount of ($X,XXX.XX). The following actual fees submitted as "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19e)(3) and comments 19(e)(3)-5 and -6; 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). Tolerance cure of $XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/11/2024
														Resolved-Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees). No additional cure provided. Condition cleared. - Due Diligence Vendor-01/22/2024	XXXXXXXXXX_Final CD.pdf			NJ	Primary Residence	Purchase	NA	1361810	N/A	N/A
54	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)
Resolved-Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees).  No additional cure provided. Condition cleared. - Due Diligence Vendor-01/22/2024
Ready for Review-Document Uploaded. The Final CD reflects total lender credit of $X,XXX.XX which includes $X,XXX.XX plus a total of $XXX.XX in lender paid fees. CD placed in FTP/Archive folder. - Buyer-01/18/2024
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($X,XXX.XX). The Last CD shows a total lender credit amount of ($X,XXX.XX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). The Loan Estimate, dated XX/XX/XXXX, reflects a general Lender Credit of $X,XXX.XX in Section J.  Final CD dated XX/XX/XXXX reflects a general Lender Credit of $X,XXX.XX in Section J. The loan file did not contain a valid COC to support the decrease. No evidence of a tolerance cure was provided in file. A tolerance cure of $XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-01/11/2024
														Resolved-Final CD reflects total lender credits of $X,XXX.XX ($X,XXX.XX + $XXX.XX in lender paid fees). No additional cure provided. Condition cleared. - Due Diligence Vendor-01/22/2024				NJ	Primary Residence	Purchase	NA	1361809	N/A	N/A
55	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/25/2024		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				NC	Primary Residence	Purchase	NA	1387720	Investor Post-Close	No
56	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				CO	Primary Residence	Purchase	NA	1419784	Investor Post-Close	No
58	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024 Ready for Review-Appeal - See the AVM added to the shared folder, supports origination value of XXX,XXX.XXwith 0% variance. - Buyer-02/29/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-02/05/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024	XXXXXXXXXX_AVM.pdf			IL	Primary Residence	Purchase	NA	1412896	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Property	Value	Missing Post Close Valuation - 1	Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024 Ready for Review-Appeal - See the AVM added to the shared folder, supports origination value of XXX,XXX.XX with 0% variance. - Buyer-02/29/2024 Open-A valid secondary valuation supporting the origination appraisal value is not present. - Due Diligence Vendor-01/29/2024		Resolved-Document Uploaded. - Due Diligence Vendor-03/01/2024 Resolved-An AVM Report was provided. Variance within tolerance. Condition cleared. - Due Diligence Vendor-03/01/2024 Resolved-A valid secondary valuation supporting the origination appraisal value was provided. - Due Diligence Vendor-03/01/2024	XXXXXXXXXX_AVM.pdf			AZ	Primary Residence	Purchase	NA	1398637	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements
Resolved- - Due Diligence Vendor-02/27/2024
Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/26/24 See XX #XXXX statement ending XX/XX/XXXX, plus account activity through XX/XX/XXXX with balance of $XX,XXX.XX.  XX   - Buyer-02/26/2024
Counter-Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additonally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains. - Due Diligence Vendor-02/14/2024
Ready for Review-Appeal: Please see additional asset documentation uploaded for Exception Finding Code FCRE9856. XX - Buyer-02/13/2024
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements - Due Diligence Vendor-02/08/2024
														Resolved- - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_assets.pdf			AZ	Primary Residence	Purchase	NA	1398806	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Missing Doc	Third Party Fraud Report not Provided
Resolved- - Due Diligence Vendor-02/27/2024
Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/27/24 Providing Drive report.  XX - Buyer-02/27/2024
Counter-Document Uploaded. Mavent compliance report provided, but exception is for borrower fraud report. Condition remains. - Due Diligence Vendor-02/16/2024
Ready for Review-Document Uploaded. 2.14.24 Appeal attached Mavent report kindly review resolve.gs. - Buyer-02/14/2024
Open-Missing Third Party Fraud Report - Due Diligence Vendor-01/29/2024
														Resolved- - Due Diligence Vendor-02/27/2024 Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Mavent.pdf XXXXXXXXXX_Mavent.pdf XXXXXXXXXX_Drive report.pdf XXXXXXXXXX_Drive report.pdf			AZ	Primary Residence	Purchase	NA	1398438	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Closing	Invalid AUS
Resolved-Updated account statement provided showing sufficient assets. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/26/24 See XX #XXXX statement ending XX/XX/XXXX, plus account activity through XX/XX/XXXX with balance of $XX,XXX.XX.  XX   - Buyer-02/26/2024
Counter-Document Uploaded. Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additionally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. Appeal: Please find the Final LP, dated XX/XX/XXXX. The LP matches the 1008 which is also attached. XX - Buyer-02/13/2024
Open-The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to LP if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Insufficient Assets. - Due Diligence Vendor-01/29/2024
														Resolved-Updated account statement provided showing sufficient assets. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Final LP.pdf XXXXXXXXXX_Final LP.pdf XXXXXXXXXX_Assets.pdf XXXXXXXXXX_assets.pdf XXXXXXXXXX_assets.pdf			AZ	Primary Residence	Purchase	NA	1398849	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Assets	Insufficient asset documentation in file - assets do not cover closing costs
Resolved-Updated account statement provided showing sufficient assets. Condition cleared. - Due Diligence Vendor-02/27/2024
Ready for Review-Document Uploaded. 2/26/24 See XX #XXXX statement ending XX/XX/XXXX, plus account activity through XX/XX/XXXX with balance of $XX,XXX.XX.  XX   - Buyer-02/26/2024
Counter-Transaction receipt for deposit of $X,XXX.XX on XX/XX/XXXX provided, but no updated balance was reported. Prior account statement dated XX/XX/XXXX, with balance of $XX,XXX.XX was used in qualifying.  Additionally, deposit was not properly sourced as eligible deposit.  It appears that lender used qualifying balance of $XX,XXX.XX from this account, but unable to determine how balance was derived.  Condition remains. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. Appeal: Please see additional deposit into the XXXXX XXXXX XXXX (*XXXXX) totaling $X,XXX.XX which is deposited into the account after the statement closing date of XX/XX/XXXX. The documented gift funds of $XX,XXX.XX were additionally yet to be deposited. XX - Buyer-02/13/2024
Open-Verified assets of $XXX,XXX.XX less cash to close $XXX,XXX.XX results in $X,XXX.XX shortage of funds to close. - Due Diligence Vendor-01/29/2024
														Resolved-Updated account statement provided showing sufficient assets. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Assets.pdf XXXXXXXXXX_Final LP.pdf XXXXXXXXXX_Assets.pdf XXXXXXXXXX_assets.pdf			AZ	Primary Residence	Purchase	NA	1398817	N/A	N/A
59	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	RESPA: AfBA Disclosure is Missing	Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/14/2024 Ready for Review-Document Uploaded. Appeal: Please find attached ABA for the Loan Originator, executed by the borrower. XX - Buyer-02/13/2024 Open-RESPA: AfBA Disclosure is Missing This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/29/2024		Resolved-RESPA: AfBA Disclosure is Provided or Not Applicable - Due Diligence Vendor-02/14/2024	XXXXXXXXXX_ABA.pdf XXXXXXXXXX_ABA.pdf			AZ	Primary Residence	Purchase	NA	1398468	N/A	N/A
61	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/07/2024				DC	Primary Residence	Refinance	No Cash Out - Borrower Initiated	1419788	Investor Post-Close	No
62	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	RESPA: Toolkit Missing or Incomplete
Resolved-Evidence that RESPA toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/16/2024
Ready for Review-Document Uploaded. 2.15.24 Appeal attached toolkit mtg rx[ress retail loan disclosure sent kindly resolve.XX.  - Buyer-02/15/2024
Counter-Document Uploaded. Screen prints provided do not list Toolkit among disclosures provided to borrower. Condition remains. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. 12.13.24 Appeal attached below XXXXX retail loan -Mortgage express screens upfront disclosures,toolkit, GFE,  e-consent and received from borrower kindly review rescind resolve XX.   - Buyer-02/13/2024
Open-RESPA: Toolkit Missing or Incomplete This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/06/2024
														Resolved-Evidence that RESPA toolkit provided within timing requirement. Condition cleared. - Due Diligence Vendor-02/16/2024	XXXXXXXXXX_disclosure toolkit .pdf XXXXXXXXXX_disclosure toolkit .pdf XXXXXXXXXX_Toolkit mtg express retail loan.pdf			HI	Primary Residence	Purchase	NA	1416072	N/A	N/A
62	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/14/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached e-consent and CD delivery. - Buyer-02/14/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of (XX/XX/XXXX) with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of (XX/XX/XXXX). No Cure.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/06/2024
														Resolved-Document Uploaded. Evidence provided that borrower received initial CD electronically within timing requirement. Condition cleared. - Due Diligence Vendor-02/14/2024	XXXXXXXXXX Initial CD Delivery.pdf XXXXXXXXXX Initial CD Delivery.pdf			HI	Primary Residence	Purchase	NA	1416861	N/A	N/A
66	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Note Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-02/13/2024 Open-Hazard Insurance Effective Date of XX/XX/XXXX is after the Note Date of XX/XX/XXXX - Due Diligence Vendor-02/13/2024 Ready for Review-2/13-24-Appeal: Copy of Hazard insurance with correct effective date uploaded to FTP. XX - Buyer-02/13/2024		Resolved-Document Uploaded. - Due Diligence Vendor-02/13/2024 Resolved-Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Note Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-02/13/2024	XXXXXXXXXX_Hazard Insurance.pdf			NY	Primary Residence	Purchase	NA	1418986	N/A	N/A
68	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-XXX RA Only - Value grade equals XXX, secondary product within tolerance. This finding is non-material and will be rated a XXX for XXX. All other agencies will be rated as XXX. - Due Diligence Vendor-02/08/2024		Acknowledged-XXX RA Only - Value grade equals XXX, secondary product within tolerance. This finding is non-material and will be rated a XXX for S&P. All other agencies will be rated as XXX. - Due Diligence Vendor-02/08/2024				MD	Primary Residence	Purchase	NA	1422679	Investor Post-Close	No
69	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	A	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. S&P value equals B, secondary product within tolerance - Due Diligence Vendor-02/08/2024		Acknowledged-S&P RA Only - Value grade equals B, secondary product within tolerance. S&P value equals B, secondary product within tolerance - Due Diligence Vendor-02/08/2024				FL	Primary Residence	Purchase	NA	1421520	Investor Post-Close	No
72	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024				AZ	Primary Residence	Purchase	NA	1422237	Investor Post-Close	No
74	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Property	Value	Secondary valuation supports within 10%, PIW grading applies	Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024		Acknowledged-Secondary valuation support within 10%, PIW in file for a GSE loan. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/08/2024				FL	Primary Residence	Purchase	NA	1423837	Investor Post-Close	No
78	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Fees:Limited	New York - Administration, Processing, Application Fee Restriction
Resolved-Lender rebuttal reviewed. XXXX agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared. - Due Diligence Vendor-02/26/2024
Counter-Condition remains, Response from XXXX compliance:  In general, Part 38 does not contain any restrictions concerning fees that may be charged in a loan. However, the General Regulations of the Banking Board, and the Department of Banking’s position on other fees, do result in the following restrictions:

Application/Processing Fee Restriction: Part 38 of the General Regulations provides that only one application and one processing fee can be taken in a residential mortgage transaction, regardless of whether more than one broker and/or banker is included in the transaction. 3 NY ADC 38.7 (b) (1). Since an Administration Fee includes the services of taking an application and/or processing the loan, including this fee in a loan which also includes an Application Fee or a Processing Fee would violate Part 38. These fees must be reasonable based on the services to be provided to the applicant/borrower and may not be based upon a percentage of the loan amount or amount financed. The Banking Department has taken the position that a lender may not charge a separate "processing" fee in connection with a first lien loan subject to Part 38 of its regulations if the Application Fee includes costs associated with processing the application.  - Due Diligence Vendor-02/22/2024
Ready for Review-Appeal: The wording in the regulation permits one of each to be taken not either or. - Buyer-02/20/2024
Open-New York Part 38 does not allow an Administration Fee if either a Processing Fee or an Application Fee is included in the loan. (3 NY ADC 38.7(b)(1)) Only one application fee and only one processing fee, if any, can be taken in any residential mortgage loan transaction irrespective of whether one or more than one mortgage broker, mortgage banker or exempt organization is involved in the transaction. - Due Diligence Vendor-02/08/2024
														Resolved-Lender rebuttal reviewed. XXXX agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared. - Due Diligence Vendor-02/26/2024				NY	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1423488	N/A	N/A
90	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Missing evidence of rate lock
Resolved-Evidence of initial rate lock provided. Condition cleared. - Due Diligence Vendor-03/05/2024
Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/05/2024
Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal:  CTP with Mod completed on XX/XX/XXXX corresponding with Correspondent last lock date previously provided on Funding Form. - Buyer-02/28/2024
Counter-Document Uploaded. Rate lock agreement provided reflects rate lock date of XX/XX/XXXX, but loan closed XX/XX/XXXX. Condition remains. - Due Diligence Vendor-02/23/2024
Ready for Review-Document Uploaded. 2-23-24 APPEAL, Providing a the funding form showing the date the loan was locked with the borrower, also found on page 1019 of the uploaded document package.  /XX - Buyer-02/23/2024
Open-Missing evidence of rate lock - Due Diligence Vendor-02/15/2024
														Resolved-Evidence of initial rate lock provided. Condition cleared. - Due Diligence Vendor-03/05/2024 Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/05/2024 Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_Funding Form.pdf XXXXXXXXXX_Funding Form.pdf			FL	Primary Residence	Purchase	NA	1434662	N/A	N/A
92	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/21/2024
Ready for Review-Document Uploaded. 02-21-2024  Appeal.  Please see attached itemization of lender credit as $XXX was applied to the lender Processing fee. It was not specified as applied to this fee on the CD however it was applied that way for Finance Charge calculations.  XX - Buyer-02/21/2024
Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX.XX below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the final CD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2024
														Resolved-Itemization of lender credit provided. Compliance retested and passed. Condition cleared. - Due Diligence Vendor-02/21/2024	XXXXXXXXXX Credits paid by others.pdf XXXXXXXXXX Credits paid by others.pdf			VA	Primary Residence	Purchase	NA	1429495	N/A	N/A
96	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Fees:Limited	New York - Administration, Processing, Application Fee Restriction
Resolved-Lender rebuttal reviewed. XXXX agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared. - Due Diligence Vendor-02/26/2024
Open-New York Part 38 does not allow an Administration Fee if either a Processing Fee or an Application Fee is included in the loan. (3 NY ADC 38.7(b)(1)) Only one application fee and only one processing fee, if any, can be taken in any residential mortgage loan transaction irrespective of whether one or more than one mortgage broker, mortgage banker or exempt organization is involved in the transaction. - Due Diligence Vendor-02/15/2024
														Resolved-Lender rebuttal reviewed. XXXX agrees that addition of Admin fee is not a violation of NY ADC 38.7(b)(1)). Condition cleared. - Due Diligence Vendor-02/26/2024				NY	Primary Residence	Refinance	Rate and Term	1437026	N/A	N/A
98	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Missing Attorney Preference Letter
Resolved-Lender rebuttal reviewed. Attorney preference letter not required. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal: According to Section 38.7(a)(11) of Title 3 of the Banking Regulations, a lender is prohibited from “refus[ing] to permit the borrower to be represented by the attorney of his choice.”  That provision does not otherwise impose any kind of disclosure obligation on the creditor.  Creditors are also subject to detailed disclosure obligations under Section 38.3, which also does not impose a specific obligation on the creditor to advise the consumer (as a matter of state law) that he has the ability to choose an attorney to represent him closing. Thus, we are not aware that New York requires creditors to advise consumers that they are permitted to shop for their own settlement attorney; and, thus, the creditor does not appear to have violated any state law by virtue of not providing a specific attorney choice notice.  The lender disclosed the fees associated with their representation in B and those fees remained in B on the CD and were paid to the lenders attorney XXXXX XXXXXXX/XXXXXXX XXXXXXXXXX XXXXXXXX which are one in the same per contact information and file documentation. Creditor did not violate 38.7 because there does not seem to be any specific requirement to provide notice that the consumer may shop for an attorney. - Buyer-03/01/2024
Open-Right To Choose Attorney or Attorney Preference Not In File - Due Diligence Vendor-02/13/2024
														Resolved-Lender rebuttal reviewed. Attorney preference letter not required. Condition cleared. - Due Diligence Vendor-03/05/2024				NY	Primary Residence	Refinance	Rate and Term	1430911	N/A	N/A
102	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects a Recording Fee of $XXX. The final CD dated XX/XX/XXXX reflect the Recording Fee was increased to $XXX.XX.   Additionally, the Revised Loan Estimate, dated XX/XX/XXXX, reflects the addition of a Reinspection Fee for $XXX.XX. The loan file did not contain a valid COC to support the increase. Section J of the Final CD reflects a $XX.XX tolerance cure that is insufficient. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/12/2024
														Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				MA	Primary Residence	Refinance	Cash Out - Other	1429979	Investor Post-Close	No
102	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-A Lender Credit for Excess Charges of ($XX.XX), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($0.00) were applied to the total fee variance of ($XXX.XX) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Loan Estimate, dated XX/XX/XXXX, reflects a Recording Fee of $XXX.XX. The final CD dated XX/XX/XXXX reflect the Recording Fee was increased to $XXX.   Additionally, the Revised Loan Estimate, dated XX/XX/XXXX, reflects the addition of a Reinspection Fee for $XXX.XX. The loan file did not contain a valid COC to support the increase. Section J of the Final CD reflects a $XX.XX tolerance cure that is insufficient. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/12/2024
														Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				MA	Primary Residence	Refinance	Cash Out - Other	1429977	Investor Post-Close	No
103	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects Date Issued of XX/XX/XXXX with no acknowledgment of receipt on the part of the borrower. Mailbox Rule/Presumed Receipt applied and borrower not in receipt of Initial CD 3 business days prior to consummation of XX/XX/XXXX. No Cure.  Statute of Limitations has expired, this finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-02/14/2024
														Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				NY	Primary Residence	Refinance	Rate and Term	1434603	Investor Post-Close	No
106	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Credit History taken into consideration does not meet requirements	Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/28/2024 Ready for Review-2/27- Appeal: Copy of credit report has been uploaded to FTP site, please review. TC - Buyer-02/27/2024 Open-ATR Risk - Credit History taken into consideration does not meet requirements. The file is missing the credit report. - Due Diligence Vendor-02/13/2024		Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Credit Report.pdf			AZ	Second Home	Purchase	NA	1431320	N/A	N/A
111	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application
Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirements. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the 1003 dated XX/XX/XXXX, No property address (pre approval time frame), the 1003 dated XX/XX/XXXX reflects the property address listed on the sales contract dated XX/XX/XXXX e-signed by the borrower, in the loan file. - Buyer-02/29/2024
Open-The Initial Disclosure Date (XX/XX/XXXX) is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii))  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/15/2024
														Resolved-Evidence of RESPA 1003 date provided. Initial LE provided within timing requirements. Condition cleared. - Due Diligence Vendor-03/05/2024				CA	Primary Residence	Purchase	NA	1436770	N/A	N/A
138	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2/27/2024: Appeal. Please see attached screen print of the lock history on the subject loan. On XX/XX/XXXX, The estimated value of the subject property was $X,XXX.XX which brought the LTV to 60% and loan amount of $XXX,XXX.XX x .207% points = $XXXX.XX. On XX/XX/XXXX (XX/XX/XXXX disclosure date), the appraisal value came in only $XXX,XXX.XX, increasing the LTV to 71% and the points for this LTV at 3.375% interest is .707% x XXX,XXX.XX = $XXXX.XX. This explain the changes on the discount points. XX - Buyer-02/27/2024
Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)). The Loan Amount (Points) increased on the revised LE dated XX/XX/XXXX without a valid COC. No Cure. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Lock History.pdf XXXXXXXXXX_Lock History.pdf			NY	Primary Residence	Refinance	Rate and Term	1440564	N/A	N/A
138	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test (50001251)
Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2/27/2024: Appeal. Please see attached screen print of the lock history on the subject loan. On XX/XX/XXXX, The estimated value of the subject property was $X,XXX,XXX.XX which brought the LTV to 60% and loan amount of $XXX,XXX.XX x .207% points = $XXXX.XX. On XX/XX/XXXX (XX/XX/XXXX disclosure date), the appraisal value came in only $XXX,XXX.XX, increasing the LTV to 71% and the points for this LTV at 3.375% interest is .707% x XXX,XXX.XX = $X,XXX.XX. This explain the changes on the discount points. XX - Buyer-02/27/2024
Open-The following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the Cannot Increase Category: Points - Loan Discount Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). The Loan Estimate, dated XX/XX/XXXX, reflects a Loan Amount (Points) fee of ((Fee name) of $X,XXX.XX.  Final CD dated XX/XX/XXXX reflects a Loan Amount (Points) fee of $XXX. The loan file did not contain a valid COC to support the increase. No evidence of a tolerance cure was provided in file. A tolerance cure of $X,XXX.XX is required. Provide Letter of Explanation, Proof of Refund, Corrected PCCD, and Proof of Delivery to Borrower. Tolerance cure of $X,XXX.XX to be provided within 60 days of discovery. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/16/2024
														Resolved-Valid COC provided to support fee increase. No tolerance cure required. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Lock History.pdf XXXXXXXXXX_Lock History.pdf			NY	Primary Residence	Refinance	Rate and Term	1440563	N/A	N/A
155	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Fees:Limited	North Carolina - Fees Limitation
Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. Appeal:  Please see attached UIR Screen.   - Buyer-02/27/2024
Open-Under the North Carolina Interest Provisions, Lender fees not specifically authorized by the statute are limited to ($XXX.XX), which is the greater of 1/4 of 1% of the loan amount or $XXX.XX. The total amount of "lender fees not specifically authorized by statute" and included in the test is ($XXX.XX). (N.C. Gen. Stat. 24-1.1A(c)(1); 24-8(d); 24-10(d)) Provide rate sheet, Undiscounted Rate/PAR, or some form of proof that verifies the amount the borrower paid in points directly led to a discount in rate. Compliance will be re-reviewed upon receipt. - Due Diligence Vendor-02/21/2024
														Resolved-Document Uploaded. Evidence of undiscounted rate provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX Undiscounted Rate History.pdf XXXXXXXXXX Undiscounted Rate History.pdf			NC	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1446520	N/A	N/A
156	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – See the Fee Itemization added to the shared folder for Lender paid fees. - Buyer-03/05/2024
Counter-Itemization of lender credit is required to determine which fees were paid by lender for TILA finance charge disclosure.  Condition remains. - Due Diligence Vendor-03/05/2024
Ready for Review-Appeal – The lender credit was listed on the LE’s and does not require an itemization.  - Buyer-03/01/2024
Open-The disclosed finance charge ($217,168.54) is ($885.50) below the actual finance charge($218,054.04). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) A general Lender Credit was listed on the PCCD but cannot be used to offset the under-disclosure due to a missing an itemization of the credit. Provide itemization of general lender credit. Additional conditions may apply.
This finding is non-materail due to statute of limitations and will be rated a B for all agencies.
 - Due Diligence Vendor-02/19/2024
														Resolved-Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_Fee Detail.pdf			CA	Primary Residence	Refinance	Cash Out - Other	1442175	N/A	N/A
157	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Resolved-Finance charge violation was cured at closing from tolerance cure of $XXX.XX to discount points. Condition cleared. - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded. 2/28/2024: Appeal. Please see attached lender cure in the amount of $XXX.XX for discount points. This fee was excluded as it was fully cured. XX - Buyer-02/28/2024
Open-The disclosed finance charge ($88,458.72) is ($170.87) below the actual finance charge($88,629.59). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) The disclosed finance charge ($88,458.72) is ($170.87) below the actual finance charge ($88,629.59). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1).  The under disclosure appears to be related to MI, however the amortization schedule in file does not provide MI data. This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/19/2024
														Resolved-Document Uploaded. - Due Diligence Vendor-02/28/2024 Resolved-Finance charge violation was cured at closing from tolerance cure of $233.25 to discount points. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX _Lender Cure.pdf XXXXXXXXXX _Lender Cure.pdf			NJ	Primary Residence	Purchase	NA	1442597	N/A	N/A
157	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Disclosure	E-Consent documentation on TRID loan is missing for borrower(s)	Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/28/2024 Ready for Review-Document Uploaded. 2/26/2024: Appeal. Please see screen print where borrower agreed & consented to e-consent online. XX - Buyer-02/26/2024 Open-E-Consent documentation on TRID loan is missing for borrower(s) - Due Diligence Vendor-02/20/2024		Resolved-Valid e-consent provided. Condition cleared. - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_E-consent.pdf XXXXXXXXXX_E-consent.pdf			NJ	Primary Residence	Purchase	NA	1443817	N/A	N/A
158	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)
Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/29/2024
Ready for Review-Document Uploaded. 2/28/2024: Appeal. Please see attached screen print showing Lender credit of $XXX.XX for NY Assigning Fee $XXX.XX and Recording Service fee $XX.XX. The finance charge was re-calculated with these lender credit and yielded a $X underdisclosed amount which is within the $XX.XX tolerance for refinances. The ppfc charges were Processing Fee $XXX+ Flood Determination $XX+ NY Assigning Fee $XXX+ NY Attorney Fee $XXX+ Recording Service Fee $XX+ Prepaid interest =$XXXX.XX -$XXX Lender credit for NY Assigning Fee & Recording Service fee = $XXXX.XX-XXXX.XX disclosed prepaids = $X under disclosed within tolerance. XX - Buyer-02/28/2024
Open-The disclosed finance charge ($69,206.74) is ($673.95) below the actual finance charge($69,880.69). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1) It appears the lender did not include the NY Assigning Fee in the amount of $XXX in the calculation.  This finding is outside the statute of limitations and will be rated a B for all agencies. - Due Diligence Vendor-02/20/2024
														Resolved-Document Uploaded. Itemization of lender credit provided. Compliance re-tested and passed. Condition cleared. - Due Diligence Vendor-02/29/2024	XXXXXXXXXX_Screen Print Lender Credits.pdf XXXXXXXXXX_Screen Print Lender Credits.pdf			NY	Primary Residence	Refinance	Rate and Term	1444201	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Acknowledged	B	Compliance	Missing Doc	Homeownership Counseling Organizations Disclosure Missing or Incomplete	Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024 Open-Homeownership Counseling Organizations Disclosure Missing or Incomplete Homeownership Counseling Organizations Disclosure Missing. This finding is non-material and will be rated as XXX for all agencies. - Due Diligence Vendor-02/20/2024		Acknowledged-This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-09/26/2024				CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1443427	Investor Post-Close	No
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	TRID	Initial Closing Disclosure timing requirement not met
Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-Please see attached SDX (system decommissioned) open receipt showing borrower receipt of initial CD on XX/XX/XXXX.  SDX system required consent prior to opening document.  Open receipt is proof of consent.  XX - Buyer-02/28/2024
Counter-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Counter-Evidence provided that borrower received initial CD electronically, but loan file did not include e-consent. Condition remains. - Due Diligence Vendor-02/28/2024
Ready for Review-2/28-Evidence of borrower's electronic receipt of the CD dated XX/XX/XXXX was provided to the XXX  site. XX - Buyer-02/28/2024
Counter-Document Uploaded. Initial CD provided; however, no evidence that borrower received CD to meet timing requirements.  This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/27/2024
Ready for Review-2/26-Initial CD's uploaded to the XXX site. XX - Buyer-02/26/2024
Open-The initial CD is missing from the loan file. Compliance will be re-reviewed upon receipt. The loan file only contains final CD, dated XX/XX/XXXX, received by the borrowers at consummation. Please provide full disclosure history.  Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/20/2024
														Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_CD XX/XX/XXXX and XX/XX/XXXX.pdf XXXXXXXXXX_receipt of initial cd.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1443723	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date
Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024
Ready for Review-2/29 Please see attached SDX (system decommissioned) open receipt showing borrower receipt of initial CD on XX/XX/XXXX.  SDX system required consent prior to opening document.  Open receipt is proof of consent. Document uploaded on 2.28. XX - Buyer-02/29/2024
Counter-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Counter-Evidence provided that borrower received initial CD electronically, but loan file did not include e-consent. Condition remains. - Due Diligence Vendor-02/28/2024
Ready for Review-2/28-Evidence of borrower's electronic receipt of the CD dated XX/XX/XXXX was provided to the XXX  site. XX  - Buyer-02/28/2024
Open-The Initial Closing Disclosure was provided on (XX/XX/XXXX) via (ElectronicDelivery). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (XX/XX/XXXX). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (XX/XX/XXXX), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (XX/XX/XXXX), for consummation to occur on (XX/XX/XXXX). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Finding generated upon receipt of disclosure history. This finding is outside the statute of limitations and will be rated as XXX for all agencies. - Due Diligence Vendor-02/27/2024
														Resolved-Evidence provided that borrower received initial CD electronically to meet timing requirement. Condition cleared. - Due Diligence Vendor-03/05/2024	XXXXXXXXXX_receipt of initial cd.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1456057	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration do not meet requirements
Resolved-ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration meets requirements  - Due Diligence Vendor-02/28/2024
Ready for Review-Document Uploaded.  - Due Diligence Vendor-02/28/2024
Ready for Review-2/26-Re-uploading 1008 and AUS Approval to XX. XX  - Buyer-02/27/2024
Counter-1008/AUS not included in docs uploaded.  Please provide. - Due Diligence Vendor-02/27/2024
Ready for Review-2/26-Appeal : Loan approval/AUS and Final 1008 uploaded to XXX. XX  - Buyer-02/26/2024
Open-ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration do not meet requirements  . File is missing 1008, AUS and/or Loan Approval. - Due Diligence Vendor-02/21/2024
														Resolved-ATR Risk - Qualifying Monthly DTI Ratio and/or Residual Income taken into consideration meets requirements - Due Diligence Vendor-02/28/2024	XXXXXXXXXX_Approval.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1443776	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Credit History taken into consideration does not meet requirements	Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/28/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/27/2024 Ready for Review-2/26/24-Appeal: Credit report provided to the XXX site. XX - Buyer-02/26/2024 Open-ATR Risk - Credit History taken into consideration does not meet requirements . Credit report missing in file. - Due Diligence Vendor-02/20/2024		Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/28/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Credit History taken into consideration meets requirements - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Credit Report.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1443774	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/28/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024 Ready for Review-2/26-Appeal: Uploaded SSI and Pension income docs used to qualify to XXX site. XX - Buyer-02/26/2024 Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements . File is missing qualifying income verification. - Due Diligence Vendor-02/21/2024		Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/28/2024 Resolved-Document Uploaded. - Due Diligence Vendor-02/27/2024 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_Credit Report.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1446899	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Resolved-Full LE disclosure history provided. Condition cleared. - Due Diligence Vendor-02/27/2024 Ready for Review-2/26-Appeal: The initial loan estimates were provided to the XXX site. XX - Buyer-02/26/2024 Open-Loan Estimate disclosure is missing or incomplete The loan file is missing initial LE and all subsequent LEs. Please provide full disclosure history. Compliance will be tested upon receipt. Additional conditions may apply. - Due Diligence Vendor-02/21/2024		Resolved-Full LE disclosure history provided. Condition cleared. - Due Diligence Vendor-02/27/2024				CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1446904	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Missing evidence of rate lock	Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/27/2024 Ready for Review-Document Uploaded. - Due Diligence Vendor-02/27/2024 Ready for Review-2/26/24-Appeal: Rate lock agreement is located on page 153 of the initial PDF provided, uploaded another copy to the XXX site. XX - Buyer-02/26/2024 Open-Evidence of Rate Lock Missing - Due Diligence Vendor-02/21/2024		Resolved-Evidence of Rate Lock Provided - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_initial lock.pdf XXXXXXXXXX_Rate lock confirmation.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1446908	N/A	N/A
159	XXXX	XXXX		Closed	XXX	XXX	Resolved	A	Compliance	Missing Doc	Missing Initial Lender of Record Application Date - unable to complete Compliance review	Resolved-Document Uploaded. Evidence of initial application date provided. Condition cleared. - Due Diligence Vendor-02/27/2024 Ready for Review-2/26-Appeal: Initial 1003 provided to the XXX site. Please review. XX - Buyer-02/26/2024 Open-Missing Initial Lender of Record Application Date - unable to complete Compliance review Unable to verify application date. - Due Diligence Vendor-02/20/2024		Resolved-Document Uploaded. Evidence of initial application date provided. Condition cleared. - Due Diligence Vendor-02/27/2024	XXXXXXXXXX_initial 1003.pdf			CA	Primary Residence	Refinance	Limited Cash Out - <2% of Loan Amount or $2000	1443740	N/A	N/A